Turnover (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disaggregation of Revenue [Abstract]
Schedule of detailed information of turnover from rendering of services	Turnover arises from:

	Period from	Period from
	1 Jan 22 to	1 Jan 21 to
	30 Sep 22	30 Sep 21
	£	£
Rendering of services	63,997,183	49,820,243

Turnover arises from:

	2021	2020	2019
	£	£	£
Rendering of services	75,164,498	52,263,050	47,070,105

The turnover is attributable to the one principal activity of the Group. An analysis of turnover by the geographical markets that substantially differ from each other is given below:

	2021	2020	2019
	£	£	£
United Kingdom	53,053,810	32,371,445	27,832,611
Switzerland	5,550,023	5,535,726	6,115,067
Portugal	1,283,637	913,623	—
USA	8,367,509	7,339,809	7,386,159
Hong Kong	5,206,522	4,863,268	4,603,666
Spain	335,633	347,149	347,348
France	1,367,364	784,189	785,254
Australia	—	107,841	—

	75,164,498	52,263,050	47,070,105